EXHIBIT 99.1
Noteholders Report
Crusade Global Trust No.2 of 2006

Record/Determination Date:	13 November 2007
Payment Date:	15 November 2007

Quarter-end distribution for the Quarterly Collection Period from 01 August 2007 to 31 October 2007

 Principal Payments This Quarter

	Beginning Invested & Stated Amount	Charge Offs - Current Period	Carryover Charge Offs	Principal Payments	Ending Invested & Stated Amount	Bond Factor
Class A-1 Notes (USD)	980,481,789.72	0.00	0.00	58,196,892.31	922,284,897.41	76.857075%
Class A-2 Notes (EUR)	367,680,671.14	0.00	0.00	21,823,834.62	345,856,836.53	76.857075%
Month 1 - Class A3 Notes (AUD) Paid 17 Sep 07	490,240,894.88	0.00	0.00	10,861,753.20	479,379,141.68	79.896524%
Month 2 - Class A3 Notes (AUD) Paid 15 Oct 07	479,379,141.68	0.00	0.00	8,309,805.92	471,069,335.76	78.511556%
Month 3 - Class A3 Notes (AUD) due 15 Nov 07	471,069,335.76	0.00	0.00	9,926,887.03	461,142,448.73	76.857075%
Quarter Total Class A-3 Notes (AUD)	490,240,894.88	0.00	0.00	29,098,446.15	461,142,448.73	76.857075%
Class B Notes (AUD)	53,200,222.00	0.00	0.00	0.00	53,200,000.00	100.000000%
Class C Notes (AUD)	24,300,000.00	0.00	0.00	0.00	24,300,000.00	100.000000%

Coupon Payments This Quarter

	Base Rate	Margin	Coupon Rate	Coupon Payments
Class A-1 Notes (USD)	5.55750%	0.06%	5.61750%	14,075,633.16
Class A-2 Notes (EUR)	4.506%	0.08%	4.58600%	4,309,135.76
Month 1 - Class A3 Notes (AUD) Paid 17 Sep 07	6.8517%	0.16%	7.01170%	3,107,806.27
Month 2 - Class A3 Notes (AUD) Paid 15 Oct 07	6.9433%	0.16%	7.10330%	2,612,188.16
Month 3 - Class A3 Notes (AUD) due 15 Nov 07	6.7100%	0.16%	6.87000%	2.748,592.78
*Quarter Total Class A-3 Notes (AUD)	6.7100%	0.16%	6.87000%	8,468,587.21
Class B Notes (AUD)	6.9483%	0.22%	7.16830%	961,219.93
Class C Notes (AUD)	6.9483%	0.32%	7.26830%	445,178.40

*Rate as at third month

Principal & Interest Carryover Amounts

	Coupon Rate	Carryover Coupon	Carryover Principal	Carryover Charge Offs	Ending Notional Stated Amount
Class A-1 Notes (USD)	0.00	0.00	0.00	0.00	922,284,897.41
Class A-2 Notes (EUR)	0.00	0.00	0.00	0.00	345,856,836.53
Class A-3 Notes (AUD)	0.00	0.00	0.00	0.00	461,142,448.73
Class B Notes (AUD)	0.00	0.00	0.00	0.00	53,200,000.00
Class C Notes (AUD)	0.00	0.00	0.00	0.00	24,300,000.00

Carryover Amounts for Classes A-1, A-2, B and C Notes are paid quarterly in November, February, May and August. Carryover amounts do not apply to Class A-3 Notes as the
Class A-3 Notes are paid monthly.

Payment Summary

Total Principal Collections for the Quarter due on the Quarterly Payment Date falling on 15 November 2007	AUD
Scheduled Principal Payments	8,111,282.82
Unscheduled Principal Payments	142,749,859.51
Redraws	7,492,423.31

Principal Collections	143,368,719.02

Total Available Principal for the current Quarterly Collection Period	AUD
Principal Collections	143,368,719.02
Principal Charge Offs	0.00
Principal Draws	0.00
Payback of Principal Draws	35,287.10
Total Available Principal	143,404.006.12

Total Trust Expenses for the current Quarterly Collection Period due on the Quarterly Payment Date falling on 15 November 2007	AUD
Accrued Interest Adjustment (St.George Bank Ltd)	0.00
Miscellaneous Expenses	0.00
Austraclear Cash Transfer Fees (SFE Clearing Austraclear Ltd)	0.00
Servicing Fee (St.George Bank Ltd)	2,014,130.65
Managers Fee (Crusade Management Ltd)	604,239.20
Custodian Fee (St.George Custodial Pty Ltd)	100,706.52
Standby Basis Swap Fee (St.George Bank Ltd)	6,000.00
Standby Interest Rate Swap Fee (St.George Bank Ltd)	60,477.19
Total Trust Expenses	2,785,553.56

Total Available Funds for the Quarterly Payment Date falling on 15 November	AUD
Available Income	56,166,769.48
Payment Shortfall	0.00
Principal Draws	0.00
Payback of Principal Draws	-35,287.10
Liquidity Draw	0.00
Advances	0.00
Total Available Funds	56,131,482.38

Outstanding Principal Draws	0.00

Redraw, Liquidity Reserve for the Quarterly Payment Date falling on 15 November 2007	AUD
Redraw Shortfall	0.00
Redraw Carryover Charge Offs	0.00
Redraw Charge Offs (Current Period)	0.00
Liquidity Reserve Beginning Balance	23,711,861.77
Liquidity Reserve Ending Balance	22,227,980.65

Collateral Data

Pool Summary as at 31 October 2007
Outstanding Balance - Variable Rate Housing Loans (A$)	1,539,602,768
Outstanding Balance - Fixed Rate Housing Loans (A$)	788,288,042
Total Outstanding Balance (A$)	2,327,890,811
Number of Loans Beginning of Period	10,289
Number of Loans End of Period	9,788
Weighed Average Interest Rate	7.43%
Weighted Average Current LVR	64.41%
Average Loan Size	237,831
Weighted Average Seasoning	29 mths
Weighted Average Term to Maturity	313 mths
Threshold Rate	N/A
Servicer Damages (Material breaches of Representations & Warranties)	Nil
Material modifications, extensions or waivers to home loans	Nil

Arrears as at 30 June 2007
31 - 60 days
No.of Loans	71
Balance (A$)	15,952,842
% of Period Pool Balance	0.69%
61 - 90 days
No.of Loans	14
Balance (A$)	3,532,884
% of Period Pool Balance	0.15%
91 - 120 days
No.of Loans	4
Balance (A$)	683,259
% of Period Pool Balance	0.03%
121 + days
No.of Loans	12
Balance (A$)	3,364,926
% of Period Pool Balance	0.14%

Foreclosures as at 30 June 2007	0.05%
Defaults	3
Number of Foreclosures	1,210,000
Balance (A$) Foreclosures

Loss and Recovery Data as at 30 June 2007	Nil
Losses	Nil
LMI Claims To Date	Nil
Mortgage Shortfall

CPR
August 2007	21.54%
September 2007	17.52%
October 2007	20.90%